Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000001772 [Member] | Thirty One To 60 days [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000001772 [Member] | Zero To 30 days [Member]
Holdings [Line Items]
Percent of Total Investments	79.80%
C000001772 [Member] | Sixty One To 90 days [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000001772 [Member] | Over 90 days [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000001772 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000001772 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	49.10%
C000001772 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.30%
C000001774 [Member] | Thirty One To 60 days [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000001774 [Member] | Zero To 30 days [Member]
Holdings [Line Items]
Percent of Total Investments	79.80%
C000001774 [Member] | Sixty One To 90 days [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000001774 [Member] | Over 90 days [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000001774 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000001774 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	49.10%
C000001774 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	39.30%